COMMITMENTS AND CONTINGENCIES - Commercial Commitments Outstanding (Details) - Purchase obligations - Vimeo Inc. $ in Thousands	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Less Than 1 Year	$ 14,916
1-3 Years	498
Total Amounts Committed	$ 15,414